RECLAMATION AND REMEDIATION PROVISIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 68,325	$ 55,574	$ 27,420
Current Reclamation and remediation provision	958	4,927
Non-current Reclamation and remediation provision	67,367	50,647
Tucano [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	15,241	17,079
Non-current Reclamation and remediation provision	15,241	17,079
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	8,184	8,725
Current Reclamation and remediation provision	348
Non-current Reclamation and remediation provision	7,836	8,725
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	38,299	25,073
Current Reclamation and remediation provision	610	4,927
Non-current Reclamation and remediation provision	37,689	20,146
Topia Mine [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	6,601	4,697
Non-current Reclamation and remediation provision	$ 6,601	$ 4,697